Purchases and other expenses (Tables)	12 Months Ended
Dec. 31, 2023
Purchases and other expenses
Schedule of external purchases

(in millions of euros)	2023	2022	2021
Commercial, equipment expenses and content rights	(8,163)	(7,772)	(7,385)
o/w costs of terminals and other equipment sold	(4,830)	(4,459)	(4,234)
o/w advertising, promotional, sponsoring and rebranding costs	(784)	(804)	(783)
Service fees and inter-operator costs	(3,972)	(4,251)	(4,349)
o/w interconnexion costs	(2,359)	(2,703)	(2,956)
Other network expenses, IT expenses	(3,928)	(3,590)	(3,530)
Other external purchases	(3,259)	(3,119)	(2,709)
o/w building cost for resale	(1,170)	(1,236)	(1,047)
o/w overhead	(1,292)	(1,172)	(1,044)
o/w rental expenses	(111)	(134)	(147)
Total external purchases(1)	(19,322)	(18,732)	(17,973)

(1)	Energy purchases, mainly comprising electricity, represent (1,017) million euros in 2023, (798) million euros in 2022 and (579) million euros in 2021.

Schedule of other operating expenses

(in millions of euros)	2023	2022	2021
Litigation(1)	(41)	(50)	(218)
Allowances and losses on trade receivables – telecom activities	(218)	(206)	(213)
Cost of bank credit risk	(64)	(49)	(48)
Expenses from universal service	(26)	(28)	(22)
Operating foreign exchange gains (losses)	(18)	(23)	(20)
Acquisition and integration costs	(28)	(40)	(14)
Other expenses	(55)	(17)	(165)
Total other operating expenses	(452)	(413)	(700)

(1)	See Note 18.

Schedule of provisions for litigations

(in millions of euros)	2023	2022	2021
Provisions for litigation - in the opening balance	387	405	525
Additions with impact on income statement	49	26	162
Reversals with impact on income statement (1)	(132)	(12)	(10)
Discounting with impact on income statement	—	1	—
Utilizations without impact on income statement (2)	(24)	(34)	(317)
Changes in consolidation scope	2	2	—
Translation adjustment	1	0	1
Reclassifications and other items	1	—	44
Provisions for litigation - in the closing balance	283	387	405
o/w non-current provisions	40	47	51
o/w current provisions	244	340	353

(1)	Mainly corresponds to the provision reversal of (97) million euros for the Digicel litigation after a favorable decision by the French Supreme Court in 2023 (see Note 18).
(2)	Corresponded mainly to the conviction for anti-competitive practices in the “enterprise” market segment in 2021 (see Note 18).

Schedule of restructuring costs

(in millions of euros)	2023	2022	2021
Departure plans(1)	(355)	(54)	(241)
Lease property restructuring	(18)	(21)	(6)
Distribution channels	(3)	(12)	(22)
Other(2)	(80)	(38)	(63)
Total restructuring costs	(456)	(125)	(331)

(1)	In 2023, mainly relates to the costs and provisions associated with the departure plans at Orange Business for 180 million euros (of which 141 million euros in France for around 650 jobs) and Orange Bank for around 600 jobs for 122 million euros.

In 2022, mainly related to the Equant departure plan for around 300 people.

In 2021, mainly related to departure plans at Orange Polska, for around 1,400 people, and Orange Espagne, for around 400 people.

(2)	In 2023, includes 35 million euros of costs related to the discontinuation of the commercialization of products and services as part of the Orange Business restructuring plan.

(in millions of euros)	2023	2022	2021
Restructuring provisions - in the opening balance	162	185	117
Additions with impact on income statement(1)	393	98	277
Reversals with impact on income statement	(26)	(26)	(17)
Discounting with impact on income statement	(1)	(5)	(1)
Utilizations without impact on income statement	(54)	(90)	(191)
Changes in consolidation scope	—	—	—
Translation adjustment	1	(1)	—
Reclassifications and other items	—	—	(1)
Restructuring provisions - in the closing balance	477	162	185
o/w non-current provisions	196	43	61
o/w current provisions	281	119	124

(1)	In 2023, mainly relates to provisions of 173 million euros for the Orange Business departure plans (including 134 million euros in France) and 122 million euros for the Orange Bank departure plan.

In 2022, related to provisions of 30 million euros for the Equant departure plans.

In 2021, related to provisions of 155 million euros for the departure plans in Spain.

Schedule of broadcasting rights and equipment inventories

(in millions of euros)	December 31,	December 31,	December 31,
	2023	2022	2021
Handset inventories (1)	787	629	593
Other products/services sold	96	125	77
Available broadcasting rights	80	102	102
Other supplies	265	258	242
Gross value	1,228	1,114	1,015
Depreciation	(76)	(67)	(64)
Net book value of equipment inventories and broadcasting rights	1,152	1,048	952

(1)	Of which inventories treated as consignment with distributors amounting to 47 million euros at December 31, 2023, 42 million euros at December 31, 2022 and 68 million euros at December 31, 2021.

(in millions of euros)	2023	2022	2021
Net balance of inventories - in the opening balance	1,048	952	814
Business related variations	77	104	125
Changes in the scope of consolidation(1)	25	3	9
Translation adjustment	2	(4)	3
Reclassifications and other items	0	(6)	(1)
Net balance of inventories - in the closing balance	1,152	1,048	952

(1)	In 2023, this mainly relates to the acquisition of VOO (see Note 3.2).

Schedule of prepaid expenses

	December 31,	December 31,	December 31,
(in millions of euros)	2023	2022	2021
Prepaid external purchases	800	780	611
Other prepaid operating expenses	68	72	240
Total	868	851	851

(in millions of euros)	2023	2022	2021
Prepaid expenses - in the opening balance	851	851	850
Business related variations	19	57	5
Changes in the scope of consolidation	16	—	—
Translation adjustment	(27)	(49)	10
Reclassifications and other items	10	(8)	(13)
Prepaid expenses - in the closing balance	868	851	851

Schedule of trade payables

(in millions of euros)	2023	2022	2021
Trade payables - in the opening balance	7,067	6,738	6,475
Business related variations	(124)	297	41
Changes in the scope of consolidation(1)	126	9	125
Translation adjustment	(36)	(71)	47
Reclassifications and other items	10	95	49
Trade payables - in the closing balance	7,042	7,067	6,738
o/w trade payables from telecoms activities	7,031	6,951	6,652
o/w trade payables from Mobile Financial Services	11	116	86

(1)	Including 123 million euros related to the acquisition of VOO in 2023 and 108 million euros related to the acquisition of Telekom Romania Communications in 2021.

Schedule of other liabilities

(in millions of euros)	December 31,	December 31,	December 31,
	2023	2022	2021
Orange Money - units in circulation(1)	1,430	1,242	1,030
Provisions for litigation(2)	283	387	405
Submarine cable consortium(1)	272	230	191
Security deposits received	103	111	128
Cable network access fees (URI)	14	25	38
Other	976	806	852
Total	3,078	2,802	2,644
o/w other non-current liabilities	299	276	306
o/w other current liabilities	2,779	2,526	2,338

(1)	These liabilities are offset by the receivables of the same amount (see accounting policies in Note 4.5).
(2)	See Note 5.2.

(in millions of euros)	2023	2022	2021
Other liabilities - in the opening balance	2,802	2,644	2,574
Business related variations	176	129	54
Changes in the scope of consolidation(1)	63	6	9
Translation adjustment	(13)	—	29
Reclassifications and other items	52	23	(22)
Other liabilities - in the closing balance	3,078	2,802	2,644

(1)	Including 41 million euros related to the acquisition of VOO in 2023 (see Note 3.2).